Fees and Expenses	Nov. 21, 2024
Calamos Convertible Equity Alternative ETF | Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Annual Fund Operating Expenses [Table]
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.69%

1  "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Year	Ten Years
70	221	384	859

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from October 4, 2023 (commencement of operations) through July 31, 2024, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

Portfolio Turnover, Rate	123.00%
Calamos CEF Income & Arbitrage ETF | Calamos CEF Income & Arbitrage ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in various closed-end funds, exchange-traded funds ("ETFs"), and business development companies ("BDCs"). The amount shown is based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Annual Fund Operating Expenses [Table]
Management Fees	0.74%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[2]	3.30%
Total Annual Fund Operating Expenses[3]	4.04%

1  "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

2  "Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in various closed-end funds, exchange-traded funds ("ETFs"), and business development companies ("BDCs"). The amount shown is based on estimated amounts for the current fiscal year.

3  The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Year	Ten Years
406	1,230	2,069	4,239

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from January 16, 2024 (commencement of operations) through July 31, 2024, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	66.00%
Calamos Alternative Nasdaq & Bond ETF | Calamos Alternative Nasdaq & Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in closed-end funds, exchange-traded funds ("ETFs"), other investment companies, and business development companies ("BDCs"). The amount shown is based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Annual Fund Operating Expenses [Table]
Management Fees	0.77%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[2]	0.18%
Total Annual Fund Operating Expenses[3]	0.95%

1  "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

2  "Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in closed-end funds, exchange-traded funds ("ETFs"), other investment companies, and business development companies ("BDCs"). The amount shown is based on estimated amounts for the current fiscal year.

3  The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
97	303	525	1,166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the period from February 13, 2024 (commencement of operations) through July 31, 2024, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%